Note 3 - Property and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years	40 years
Mining Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years	2 years
Mining Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years